MORGAN STANLEY DEAN WITTER NEW DISCOVERIES FUND           Two World Trade Center

LETTER TO THE SHAREHOLDERS February 28, 2001            New York, New York 10048

DEAR SHAREHOLDER:

Morgan Stanley Dean Witter New Discoveries Fund commenced operations on September 27, 2000. The Fund seeks long-term growth of capital by investing in a dynamic mix of stable and aggressive growth stocks of small- and mid-sized companies that the portfolio management team believes have the potential to capitalize on current market conditions. Miller Anderson & Sherrerd LLP (MAS) serves as the Fund's sub-advisor.

MARKET OVERVIEW

The five-month period since the Fund's inception has been a particularly difficult one for growth investors. From September 30, 2000, through February 28, 2001, the Standard & Poor's MidCap 400 Index declined more than 7 percent, while the Russell Midcap Growth Index fell more than 32 percent.

In October, the equity markets became increasingly concerned about a potential recession and its corresponding negative effects on corporate profits and earnings. Preannouncements of earnings disappointments by several prominent technology and financial services companies in late 2000 resulted in a further deterioration of the financial climate. Also weighing on the market were concerns about a possible slowdown in capital spending as well as the protracted outcome of the presidential election. Sectors whose earnings are not sensitive to the economy such as food, tobacco and utilities showed positive performance during the latter part of 2000, as did early cyclical sectors (e.g., brokerages, consumer financials and asset managers) that would benefit from an anticipated Federal Reserve rate easing. Other consumer cyclicals that held up well during this period were auto manufacturers and auto parts, retail companies and shoe manufacturers. Lastly, such industrial cyclicals as transportation and basic resources outperformed sharply. Telecommunication services and technology were the worst-performing sectors, reflecting tax selling, the slowdown in capital spending and, for telecommunications companies, access to the capital markets.

MORGAN STANLEY DEAN WITTER NEW DISCOVERIES FUND

As the Federal Reserve Board moved to cut interest rates in early January, the market reversed itself when telecommunications services and technology stocks, particularly such cyclical ones as semiconductors, rallied sharply. Defensive areas, including utilities, stable health-care services and noncredit financials (e.g., insurance companies) sold off because of profit taking amid hopes that the Fed would move swiftly to avoid a recession. Then, in late January, the market again reversed course, selling off many aggressive names as fear of continued earnings disappointments and a protracted recession would outweigh the positive effect of the Fed's rate easing. Following the close of the fiscal period, in mid March, the market had reached the traditional definition of a bear market, with most major indexes off 20 percent from their peak and the Nasdaq composite index declining more than 60 percent from its March 2000 peak.

PERFORMANCE

From its inception (September 27, 2000) through February 28, 2001, the Fund's Class A, B, C and D shares posted total returns of -26.60 percent, -26.80 percent, -26.80 percent and -26.50 percent, respectively. For the same period the S&P MidCap 400 Index returned -5.61 percent.* The performance of the Fund's four share classes varies because of differing expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's underperformance relative to its benchmark index was primarily the result of its underweighting of value sectors in the market and its overweighting in technology and telephone services. Throughout the reporting period, value-oriented issues significantly outperformed high-growth stocks, with technology and telecommunication sectors being the hardest hit. Cushioning the Fund's performance was its exposure to such stable growers as health care, consumer services and heavy industry.

According to MAS, the Fund shifted from an investment strategy that was slightly tilted toward aggressive growth companies to one that favored more-stable growth issues. The Fund also reduced its technology exposure from 27 percent of net assets at inception to 17 percent at the end of February. This shift in sector weightings resulted in increases for such stable growth areas as health care, financials, utilities, consumer issues and aerospace. Within more traditional aggressive growth sectors, the Fund also emphasized stable growers. For example, in technology MAS reduced the Fund's

---------------------
*The Standard & Poor's MidCap 400 Index (S&P MidCap 400) is a market-value weighted index, the performance of which is based on the performance of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER NEW DISCOVERIES FUND exposure to more-cyclical subsectors like telecommunications equipment and semiconductors in favor of more-stable subsectors such as software and services. Within health care, MAS deemphasized biotechnology stocks, favoring specialty pharmaceuticals, life science technology, drug distribution, hospitals and health-care services.

LOOKING AHEAD

Despite the pain that many investors have felt recently, MAS believes that the long-term outlook for both the Fund and the markets as a whole remains positive. Although the equity market's current difficulties may continue in the short term, the markets and the economy have traditionally responded positively to the Federal Reserve's easing of key rates. MAS considers that growth stocks will begin to recover when they show better earnings comparisons. The sub-advisor is more sensitive to extended valuations of stocks but is extremely focused on earnings and deteriorating balance sheets. As the market anticipates signs of an earnings recovery, the sub-advisor is fully prepared to move toward more aggressive growers. Until then, MAS is approaching the current investment situation with both caution and optimism. While no one can reliably predict what will happen to the stock market in the next week, month or quarter, history has shown that patient stock investors have been rewarded over time.

We appreciate your ongoing support of Morgan Stanley Dean Witter New Discoveries Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN

CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER NEW DISCOVERIES FUND

PORTFOLIO OF INVESTMENTS February 28, 2001 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (98.3%)
            Advertising/Marketing Services (1.5%)
 177,000    Lamar Advertising Co.*.......  $  7,301,250
                                           ------------

            Aerospace & Defense (3.2%)
 239,100    Bombardier Inc. (Class B)
             (Canada)....................     3,413,937
  95,400    Embraer -- Empresa Brasileira
             de Aeronautica S.A. (ADR)
             (Brazil)....................     3,625,200
  41,800    L-3 Communications Holdings,
             Inc.*.......................     3,426,764
 190,100    Titan Corp. (The)*...........     4,695,470
                                           ------------
                                             15,161,371
                                           ------------
            Air Freight/Couriers (0.7%)
  58,100    Expeditors International of
             Washington, Inc. ...........     3,391,587
                                           ------------
            Alternative Power Generation (1.1%)
 113,000    Calpine Corp.*...............     5,027,370
                                           ------------

            Biotechnology (2.6%)
  88,200    IDEC Pharmaceuticals Corp.*..     4,972,275
  85,700    Immunex Corp.*...............     2,790,606
 129,200    Millennium Pharmaceuticals,
             Inc.*.......................     4,360,500
                                           ------------
                                             12,123,381
                                           ------------
            Broadcasting (1.6%)
 319,200    USA Networks, Inc.*..........     7,521,150
                                           ------------

            Cable/Satellite TV (1.6%)
 100,400    Cablevision Systems Corp.
             (Class A)*..................     7,791,040
                                           ------------

            Casino/Gaming (1.0%)
 169,800    MGM Grand, Inc. .............     4,564,224
                                           ------------

            Computer Communications (1.6%)
 197,700    Extreme Networks, Inc.*......     4,469,873
 242,600    Finisar Corp.*...............     2,865,712
                                           ------------
                                              7,335,585
                                           ------------
            Computer Peripherals (0.6%)
  74,800    QLogic Corp.*................     2,795,650
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Contract Drilling (3.7%)
 125,600    ENSCO International Inc. ....  $  4,786,616
 174,300    Global Marine, Inc.*.........     5,004,153
  66,700    Nabors Industries, Inc.*.....     3,781,890
 109,300    Santa Fe International
             Corp. ......................     4,093,285
                                           ------------
                                             17,665,944
                                           ------------
            Data Processing Services (1.7%)
 165,100    Fiserv, Inc. ................     8,172,450
                                           ------------

            Discount Stores (1.1%)
 117,100    BJ's Wholesale Club, Inc.*...     5,329,221
                                           ------------

            Drugstore Chains (2.0%)
 158,000    CVS Corp. ...................     9,638,000
                                           ------------

            Electric Utilities (1.6%)
  74,100    Exelon Corp. ................     4,843,917
 100,700    Mirant Corp.*................     2,517,500
                                           ------------
                                              7,361,417
                                           ------------
            Electronic Equipment/Instruments (3.6%)
 119,300    Gemstar-TV Guide
             International, Inc.*........     5,398,325
  80,800    PerkinElmer, Inc. ...........     5,916,176
  91,300    Waters Corp.*................     6,013,018
                                           ------------
                                             17,327,519
                                           ------------
            Electronics/Appliance Stores (1.3%)
 141,400    RadioShack Corp. ............     6,051,920
                                           ------------

            Engineering & Construction (1.0%)
  32,600    MasTec, Inc. ................       488,348
 156,300    Quanta Services, Inc.*.......     4,315,443
                                           ------------
                                              4,803,791
                                           ------------
            Environmental Services (0.5%)
 151,000    Allied Waste Industries,
             Inc.*.......................     2,438,650
                                           ------------

            Finance/Rental/Leasing (1.0%)
  66,800    USA Education Inc. ..........     4,845,004
                                           ------------

            Financial Publishing/Services (1.0%)
  56,800    SEI Investments Co. .........     4,853,737
                                           ------------

            Hospital/Nursing Management (4.7%)
 546,800    Health Management Associates,
             Inc. (Class A)*.............     9,459,640
 276,600    Tenet Healthcare Corp.*......    12,759,558
                                           ------------
                                             22,219,198
                                           ------------
            Hotels/Resorts/Cruiselines (1.1%)
 191,100    Royal Caribbean Cruises
             Ltd. .......................     5,398,575
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW DISCOVERIES FUND

PORTFOLIO OF INVESTMENTS February 28, 2001 (unaudited) continued


NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Information Technology Services (0.1%)
   8,700    National Instruments
             Corp.*......................  $    423,037
                                           ------------

            Internet Software/Services (2.2%)
 499,400    Exodus Communications,
             Inc.*.......................     7,303,725
  60,200    Internet Security Systems,
             Inc.*.......................     3,356,150
                                           ------------
                                             10,659,875
                                           ------------
            Managed Health Care (0.8%)
 115,300    Oxford Health Plans, Inc.*...     3,812,106
                                           ------------

            Marine Shipping (1.0%)
 100,700    Tidewater, Inc. .............     4,904,090
                                           ------------
            Medical Specialties (4.5%)
 230,100    ALZA Corp.*..................     9,100,455
 108,200    St. Jude Medical, Inc.*......     6,072,184
 114,100    Stryker Corp. ...............     6,406,715
                                           ------------
                                             21,579,354
                                           ------------
            Medical/Nursing Services (3.0%)
 242,200    Lincare Holdings, Inc.*......    14,274,662
                                           ------------

            Metal Fabrications (1.7%)
 211,500    Precision Castparts Corp. ...     8,153,325
                                           ------------

            Miscellaneous Commercial Services (2.1%)
 218,800    Concord EFS, Inc.*...........    10,119,500
                                           ------------

            Miscellaneous Manufacturing (2.2%)
 101,200    Mettler-Toledo International
             Inc.*.......................     4,592,456
 208,600    Thermo Electron Corp.*.......     5,819,940
                                           ------------
                                             10,412,396
                                           ------------
            Motor Vehicles (0.8%)
  86,600    Harley-Davidson, Inc. .......     3,754,110
                                           ------------

            Oil & Gas Pipelines (1.1%)
 107,000    Dynegy, Inc. (Class A).......     5,029,000
                                           ------------

            Oilfield Services/Equipment (0.9%)
  53,700    BJ Services Co.*.............     4,081,200
                                           ------------

            Other Consumer Services (1.9%)
 158,400    Apollo Group, Inc. (Class
             A)*.........................     5,563,800
 122,700    Homestore.com, Inc.*.........     3,665,662
                                           ------------
                                              9,229,462
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Packaged Software (7.0%)
 219,500    BMC Software, Inc.*..........  $  6,612,438
 227,800    Cadence Design Systems,
             Inc.*.......................     5,774,730
  51,500    Mercury Interactive Corp.*...     3,241,281
 138,700    Nuance Communications Inc.*..     3,190,100
 175,400    Peregine Systems, Inc.*......     4,319,225
 210,200    Rational Software Corp.*.....     7,343,863
 110,500    Ulticom, Inc.*...............     2,721,063
                                           ------------
                                             33,202,700
                                           ------------
            Pharmaceuticals: Other (5.1%)
  81,800    Allergan, Inc. ..............     7,112,510
 234,400    Biovail Corp. (Canada)*......    10,817,560
  93,700    Forest Laboratories, Inc.*...     6,514,961
                                           ------------
                                             24,445,031
                                           ------------
            Property - Casualty Insurers (1.3%)
  96,800    Everest Re Group, Ltd.
             (Bermuda)...................     6,122,600
                                           ------------

            Railroads (1.1%)
 136,900    Canadian Pacific Ltd.
             (Canada)....................     5,120,060
                                           ------------

            Recreational Products (3.1%)
 169,700    Electronic Arts Inc.*........     8,485,000
 114,700    International Game
             Technology*.................     6,193,800
                                           ------------
                                             14,678,800
                                           ------------
            Restaurants (1.8%)
 182,200    Starbucks Corp.*.............     8,677,275
                                           ------------

            Semiconductors (1.2%)
 185,500    MIPS Technologies, Inc.*.....     5,866,438
                                           ------------

            Services to the Health Industry (2.4%)
  72,400    Express Scripts, Inc. (Class
             A)*.........................     6,493,375
  44,600    Quest Diagnostics Inc.*......     4,700,840
                                           ------------
                                             11,194,215
                                           ------------
            Specialty Telecommunications (3.5%)
 173,300    IDT Corp.*...................     3,899,250
 490,300    McLeodUSA, Inc. (Class A)*...     6,435,188
  95,700    Time Warner Telecom Inc.
             (Class A)*..................     6,190,594
                                           ------------
                                             16,525,032
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW DISCOVERIES FUND

PORTFOLIO OF INVESTMENTS February 28, 2001 (unaudited) continued


NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Telecommunication Equipment (5.6%)
 228,100    Andrew Corp.*................  $  3,421,500
  61,600    CIENA Corp.*.................     4,138,750
  95,700    Gilat Satellite Networks Ltd.
             (Israel)*...................     3,361,463
  90,400    New Focus, Inc.*.............     1,960,550
  75,800    ONI Systems Corp.*...........     2,548,775
 117,100    Polycom, Inc.*...............     2,546,925
 154,800    Powerwave Technologies,
             Inc.*.......................     2,421,169
  98,600    Scientific-Atlanta, Inc. ....     4,624,340
 109,600    ViaSat, Inc.*................     1,465,900
                                           ------------
                                             26,489,372
                                           ------------
            Tobacco (1.1%)
  96,000    R. J. Nabisco Tobacco
             Holdings, Inc. .............     5,424,000
                                           ------------
            Wireless Communications (3.0%)
  88,800    Microcell Telecommunications
             Inc. (Canada)...............     1,576,200
 238,108    Telecorp PCS, Inc.*..........     5,089,559
 184,800    Western Wireless Corp. (Class
             A)*.........................     7,796,250
                                           ------------
                                             14,462,009
                                           ------------

            TOTAL COMMON STOCKS
            (Cost $540,817,787)..........   467,757,683
                                           ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENTS (1.1%)
            REPURCHASE AGREEMENTS
 $ 3,834    Joint repurchase agreement
             account 5.461% due 03/01/01
             (dated 02/28/01; proceeds
             $3,834,582) (a) (Cost
             $3,834,000).................     3,834,000
                                           ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
 $ 1,236    The Bank of New York 5.438%
             due 03/01/01 (dated
             02/28/01;
             proceeds $1,236,486)
             (b) (Cost $1,236,299).......  $  1,236,299
                                           ------------

            TOTAL SHORT-TERM INVESTMENTS
            (Cost $5,070,299)............     5,070,299
                                           ------------

TOTAL INVESTMENTS
(Cost $545,888,086) (c).......    99.4%     472,827,982

OTHER ASSETS IN EXCESS OF
LIABILITIES...................     0.6        2,751,576
                                 -----     ------------

NET ASSETS....................   100.0%    $475,579,558
                                 =====     ============

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a)  Collateralized by Federal Agency and U.S.
     Treasury Obligations.
(b)  Collateralized by $1,116,727 U.S. Treasury Bond
     6.25% due 05/15/30 valued at $1,261,028.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $35,684,056 and the aggregate gross unrealized depreciation is $108,744,160, resulting in net unrealized depreciation of $73,060,104.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW DISCOVERIES FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001 (unaudited)

ASSETS:
Investments in securities, at value
 (cost $545,888,086)........................................  $472,827,982
Receivable for:
    Investments sold........................................     8,118,457
    Shares of beneficial interest sold......................       234,768
    Dividends...............................................        62,622
Offering costs..............................................        91,620
Prepaid expenses and other assets...........................       104,105
                                                              ------------
    TOTAL ASSETS............................................   481,439,554
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................     4,517,866
    Shares of beneficial interest repurchased...............       494,016
    Investment management fee...............................       397,527
    Plan of distribution fee................................       342,555
Accrued expenses and other payables.........................       108,032
                                                              ------------
    TOTAL LIABILITIES.......................................     5,859,996
                                                              ------------
    NET ASSETS..............................................  $475,579,558
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $656,882,795
Net unrealized depreciation.................................   (73,060,104)
Net investment loss.........................................    (3,926,717)
Net realized loss...........................................  (104,316,416)
                                                              ------------
    NET ASSETS..............................................  $475,579,558
                                                              ============
CLASS A SHARES:
Net Assets..................................................   $53,244,589
Shares Outstanding (unlimited authorized, $.01 par value)...     7,249,887
    NET ASSET VALUE PER SHARE...............................         $7.34
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........         $7.75
                                                              ============
CLASS B SHARES:
Net Assets..................................................  $316,265,956
Shares Outstanding (unlimited authorized, $.01 par value)...    43,213,824
    NET ASSET VALUE PER SHARE...............................         $7.32
                                                              ============
CLASS C SHARES:
Net Assets..................................................   $80,777,699
Shares Outstanding (unlimited authorized, $.01 par value)...    11,037,379
    NET ASSET VALUE PER SHARE...............................         $7.32
                                                              ============
CLASS D SHARES:
Net Assets..................................................   $25,291,314
Shares Outstanding (unlimited authorized, $.01 par value)...     3,442,099
    NET ASSET VALUE PER SHARE...............................         $7.35
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW DISCOVERIES FUND

STATEMENT OF OPERATIONS
For the period September 27, 2000* through February 28, 2001 (unaudited)

NET INVESTMENT LOSS:

INCOME
Interest....................................................  $     887,436
Dividends (net of $5,870 foreign withholding tax)...........        283,728
                                                              -------------
    TOTAL INCOME............................................      1,171,164
                                                              -------------
EXPENSES
Investment management fee...................................      2,480,135
Plan of distribution fee (Class A shares)...................         70,923
Plan of distribution fee (Class B shares)...................      1,624,903
Plan of distribution fee (Class C shares)...................        422,389
Transfer agent fees and expenses............................        274,306
Registration fees...........................................         89,738
Offering costs..............................................         74,673
Professional fees...........................................         24,081
Custodian fees..............................................         18,553
Shareholder reports and notices.............................          9,602
Trustees' fees and expenses.................................          5,931
Other.......................................................          2,647
                                                              -------------
    TOTAL EXPENSES..........................................      5,097,881
                                                              -------------
    NET INVESTMENT LOSS.....................................     (3,926,717)
                                                              -------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss...........................................   (104,316,416)
Net unrealized depreciation.................................    (73,060,104)
                                                              -------------
    NET LOSS................................................   (177,376,520)
                                                              -------------
NET DECREASE................................................  $(181,303,237)
                                                              =============

---------------------

* Commencement of operations.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW DISCOVERIES FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                               FOR THE PERIOD
                                                              SEPTEMBER 27, 2000*
                                                                  THROUGH
                                                              FEBRUARY 28, 2001
---------------------------------------------------------------------------------
                                                                  (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.........................................     $  (3,926,717)
Net realized loss...........................................      (104,316,416)
Net unrealized depreciation.................................       (73,060,104)
                                                                 -------------

    NET DECREASE............................................      (181,303,237)

Net increase from transactions in shares of beneficial
 interest...................................................       656,782,795
                                                                 -------------

    NET INCREASE............................................       475,479,558

NET ASSETS:
Beginning of period.........................................           100,000
                                                                 -------------
    END OF PERIOD
    (Including a net investment loss of $3,926,717).........     $ 475,579,558
                                                                 =============

---------------------

* Commencement of operations.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW DISCOVERIES FUND

NOTES TO FINANCIAL STATEMENTS February 28, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter New Discoveries Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund seeks to achieve its objective by investing primarily in common stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies included within the Russell 2000 Index and the Standard & Poor's Mid-Cap 400 Index. The Fund was organized as a Massachusetts business trust on May 16, 2000 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on September 27, 2000.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, and/or Miller Anderson & Sherrerd, LLP (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are

MORGAN STANLEY DEAN WITTER NEW DISCOVERIES FUND not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or Federal Agency Obligations.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis

MORGAN STANLEY DEAN WITTER NEW DISCOVERIES FUND treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

G. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of $166,293 which has been reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized by the Fund on the straight-line method over the period of benefit of approximately one year or less from the commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of

MORGAN STANLEY DEAN WITTER NEW DISCOVERIES FUND contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $24,217,268 at February 28, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended February 28, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.19% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended February 28, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $46,275, $409,695 and $59,760, respectively and received $4,208 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended February 28, 2001 aggregated $996,913,588, and $351,779,385, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

MORGAN STANLEY DEAN WITTER NEW DISCOVERIES FUND

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                   FOR THE PERIOD
                                                                 SEPTEMBER 27, 2000*
                                                                       THROUGH
                                                                  FEBRUARY 28, 2001
                                                              -------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT
                                                              ----------   ------------
CLASS A SHARES
Sold........................................................  13,473,148   $133,727,885
Redeemed....................................................  (6,225,761)   (56,850,006)
                                                              ----------   ------------
Net increase - Class A......................................   7,247,387     76,877,879
                                                              ----------   ------------
CLASS B SHARES
Sold........................................................  47,232,855    468,658,082
Redeemed....................................................  (4,021,531)   (33,411,088)
                                                              ----------   ------------
Net increase - Class B......................................  43,211,324    435,246,994
                                                              ----------   ------------
CLASS C SHARES
Sold........................................................  12,305,284    122,340,123
Redeemed....................................................  (1,270,405)   (10,659,878)
                                                              ----------   ------------
Net increase - Class C......................................  11,034,879    111,680,245
                                                              ----------   ------------
CLASS D SHARES
Sold........................................................   4,034,217     37,812,863
Redeemed....................................................    (594,618)    (4,835,186)
                                                              ----------   ------------
Net increase - Class D......................................   3,439,599     32,977,677
                                                              ----------   ------------
Net increase in Fund........................................  64,933,189   $656,782,795
                                                              ==========   ============

---------------------
* Commencement of operations.

MORGAN STANLEY DEAN WITTER NEW DISCOVERIES FUND

FINANCIAL HIGHLIGHTS (unaudited)

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                                         FOR THE PERIOD SEPTEMBER 27, 2000*
                                                                            THROUGH FEBRUARY 28, 2001**
                                                              --------------------------------------------------------
                                                              CLASS A         CLASS B          CLASS C         CLASS D
                                                              SHARES           SHARES          SHARES          SHARES
----------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................   $10.00           $10.00          $10.00          $10.00
                                                               ------           ------          ------          ------
Income (loss) from investment operations:
 Net investment loss........................................    (0.03)           (0.06)          (0.06)          (0.04)
 Net realized and unrealized loss...........................    (2.63)           (2.62)          (2.62)          (2.61)
                                                               ------           ------          ------          ------
Total loss from investment operations.......................    (2.66)           (2.68)          (2.68)          (2.65)
                                                               ------           ------          ------          ------
Net asset value, end of period..............................   $ 7.34           $ 7.32          $ 7.32          $ 7.35
                                                               ======           ======          ======          ======
TOTAL RETURN+(1)............................................   (26.60)%         (26.80)%        (26.80)%        (26.50)%

RATIOS TO AVERAGE NET ASSETS (2)(3):
Expenses....................................................     1.39%            2.20%           2.20%           1.20%
Net investment loss.........................................    (0.92)%          (1.73)%         (1.73)%         (0.73)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $53,245         $316,266         $80,778         $25,291
Portfolio turnover rate (1).................................       72%              72%             72%             72%

---------------------
 *  Commencement of operations.
 ** The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
James F. Higgins
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR

Miller Anderson & Sherrerd, LLP
One Tower Bridge
West Conshohocken, PA 19428

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
NEW DISCOVERIES FUND

Semiannual Report
February 28, 2000